Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	12 Months Ended											1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended
	May 20, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 25, 2013	Jul. 20, 2012	Jul. 02, 2011	Nov. 01, 2010	Nov. 15, 2012 Minimum [Member]	Nov. 15, 2012 Maximum [Member]	Jul. 02, 2011 First Issue [Member]	Jul. 02, 2011 Second Issue [Member]	Jul. 31, 2011 Consultant Services [Member]	Jun. 30, 2011 Consultant Services [Member]	Sep. 30, 2011 Consultant Services [Member]	Dec. 31, 2010 Consultant Services [Member]	Oct. 31, 2010 Consultant Services [Member] Warrant One [Member]	Oct. 31, 2010 Consultant Services [Member] Warrant Two [Member]	Dec. 19, 2011 Director [Member]	Nov. 01, 2010 Director [Member]	Jul. 31, 2011 Warrant [Member]	Sep. 30, 2011 Warrant [Member] Consultant Services [Member]	Jun. 30, 2012 Warrant [Member] Consultant Services [Member]	Dec. 19, 2011 Warrant [Member] Director [Member]	Nov. 30, 2010 Warrant [Member] Director [Member]	Aug. 04, 2011 Cash Less Warrant [Member]	Jul. 17, 2011 Extended Maturity Date Warrant [Member]	Jun. 30, 2012 Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		1,187,829							1,500,000	3,000,000
Share Based Compensation Warrants Fair Value		$ 190,667		$ 727,910			$ 8,614	$ 161,304							$ 727,910				$ 161,773								$ 264,714
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								150,000								1,000,000	333,333	266,667	150,000							462,502	200,009
Class of Warrant or Right, Exercise Price of Warrants or Rights		1.85									3.50	4.00					1.75	2.25	1.19	1.25
Fair Value Assumptions Expected Term																					5 years	4 years		5 years	4 years		1 year
Fair Value Assumptions Expected Volatility Rate																					73.00%	73.00%		148.00%	73.00%		73.00%
Fair Value Assumptions Risk Free Interest Rate																					0.92%	4.50%		1.95%	4.50%		0.92%
Share Based Compensation Securities Called By Warrants Vested																400,000
Share-based Compensation				1,175,748									1,175,748										40,326
Warrants Exercise Price																											$ 2.00
Adjustment To Fair Value Of Warrants Granted To Consultants														447,838
Sharebased Compensation Arrangement By Sharebased Payment Award Options Outstanding Weighted Average Remaining Contractual Term2		7 years 1 month 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		6 years 6 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		984,606
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		803,456
Fair value of vested stock options		323,776	175,951
Class of Warrant or Right, Outstanding							5,000				2,500	2,500
Shares Issued During Period Shares Exercise Of Warrants																												246,928
Unallocated Share Based Compensation		283,099
Common Stock Issued, Employee Stock Trust					12,000	73,333
Common Stock Shares Issued		16,970,465	17,069,437		3,922	17,844
Stock Issued During Period, Shares, Employee Stock Ownership Plan	33,913
Allocated Share-based Compensation Expense		$ 62,787